170 Van Voorhis Road

Pittsford, New York 14534

585-387-9000

Via EDGAR

June 28, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:

Nysa Series Trust

Investment Company Act File No: 811-07963

Post-Effective Amendment No. 22-23

Ladies and Gentlemen:

On behalf of Nysa Series Trust (“Registrant”), we are transmitting the following documents which comprise Amendment No. 22-23 to Registrant’s Registration Statement on Form N-1A for filing under Rule 485(a):  Form N-1A Cover Page, Part A (Prospectus), Part B (Statement of Additional Information), Part C (Other Information), and Conformed Signature Page.

Registrant intends to file Amendment No. 23-24 under following receipt of comments from the staff on Amendment No. 22-23, at which time Registrant will file the  Consent of Independent Registered Accounting Firm and incorporate the required financial statements by reference from its Annual Report to Shareholders.  Registrant intends to seek acceleration of  effectiveness  of that subsequent amendment to July 26, 2013.

If questions arise in connection with this filing, please contact me directly at 585-387-9000.

Sincerely,

Patricia C. Foster, Esq. PLLC

By:  /S/Patricia C. Foster

       Patricia C. Foster